UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: May 15, 2008.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $110,494
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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

                                                  FORM 13F INFORMATION TABLE

                                            Value      Shares/   Sh/ Put/  Invstmt       Other     Voting Authority
  Name of Issuer   Title of Class  CUSIP    (x$1000)   PrnAmt    Prn Call  Discret       Mngrs     Sole Shared None



ACTIVE POWER INC        COM      00504W100     3,091  1,661,786   SH        Sole                 1,661,786
CAPSTONE TURBINE CORP   COM      14067D102    11,181  5,273,832   SH        Sole                 5,273,832
CITIGROUP INC           COM      172967101       431     20,130   SH        Sole                    20,130
CYBERONICS INC          COM      23251P102    17,420  1,201,373   SH        Sole                 1,201,373
GENVEC INC              COM      37246C109     5,937  3,373,403   SH        Sole                 3,373,403
MIDDLEBRK PHARMACEUT    COM      596087106    19,511  4,865,709   SH        Sole                 4,865,709
NITROMED INC            COM      654798503     5,753  5,376,566   SH        Sole                 5,376,566
SENOMYX INC             COM      81724Q107     1,228    208,155   SH        Sole                   208,155
TEMPLETON DRAGON FD     COM      88018T101     9,051    370,190   SH        Sole                   370,190
TERCICA INC             COM      88078L105    17,287  3,016,987   SH        Sole                 3,016,987
VANDA PHARMACEUT        COM      921659108     2,169    560,396   SH        Sole                   560,396
VERENIUM CORPORATION    COM      92340P100    17,434  4,952,934   SH        Sole                 4,952,934



